Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
The amortized cost and estimated fair values of investment securities

	(Expressed in thousands) December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	-	205

Total available-for-sale	173,190	5,133	(115)	178,208

Total	$173,190	$5,133	$(115)	$178,208

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226

Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

The gross unrealized losses and fair value for investment securities, by investment category and continuous unrealized loss position time

	(Expressed in thousands) 2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$-	$-	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	-	-	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)

Equity securities	-	-	-	-	-	-

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

The amortized cost and fair value of investment securities, by contractual maturity

	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$980	$1,000
Due after one year through five years	7,101	7,192
Due after five years through ten years	60,527	61,881
Due after ten years	26,886	29,252

	95,494	99,325
Mortgage-backed securities	77,513	78,678
Equity securities	183	205

Total	$173,190	$178,208